HIGHLAND FUNDS I

Highland/iBoxx Senior Loan ETF

(the “Fund”)

Supplement dated June 19, 2017 to the Summary Prospectus and Prospectus for the Fund, dated October 31, 2016, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective immediately, Mark Okada and Allan Smallwood will replace Chris Mawn as the portfolio managers for the Fund.

Effective immediately, all references to Chris Mawn are hereby deleted.

Portfolio Management

Effective immediately, the sub-section entitled “Portfolio Management” within the summary section of the Prospectus for Highland/iBoxx Senior Loan ETF is hereby deleted in its entirety and replaced with the following:

Highland Capital Management Fund Advisors, L.P. serves as the investment adviser to the Fund.

The portfolio managers for the Fund are Mark Okada and Allan Smallwood, who have managed the Fund since June 2017:

Portfolio Managers	Portfolio Manager Experience in this Fund	Title with Adviser
Mark Okada	Less than 1 year	Portfolio Manager
Allan Smallwood	Less than 1 year	Portfolio Manager

Portfolio Manager Biographies

Effective immediately, the section entitled “Portfolio Manager” beginning on page 25 in the Prospectus is hereby deleted in its entirety and replaced with the following:

The portfolio of the Fund is managed by Mark Okada and Allan Smallwood. Mr. Okada and Mr. Smallwood have managed the Fund since June 2017.

Mr. Okada is a Portfolio Manager at HCMFA. He has managed the Fund’s portfolio since June 2017. Mr. Okada co-founded Highland Capital Management, L.P. (“Highland”) and has served as Chief Investment Officer of Highland since 1993. He is a pioneer in the development of the bank loan market and has over 25 years of credit experience. Mr. Okada is responsible for structuring one of the industry’s first arbitrage CLOs. He received a BA in Economics and a BA in Psychology, cum laude, from the University of California, Los Angeles. He has earned the right to use the Chartered Financial Analyst designation.

Mr. Smallwood is a Credit Product Strategist at Highland and has managed the Fund’s portfolio since June 2017. Prior to joining Highland, he was a Senior Strategist with LPL Financial where he was involved in all aspects of market and investment strategy for the firm’s centrally managed investment platforms. Prior to LPL Financial, Mr. Smallwood held positions with PIMCO as a Client Portfolio Manager and at Bank of America Merrill Lynch as a Portfolio Manager for the bank’s actively managed corporate loan portfolio. He received a BS in Business Administration from Miami University and an MBA from the Fuqua School of Business at Duke University. He has earned the right to use the Chartered Financial Analyst designation.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities issued by the Fund.

Principal Risks

Effective immediately, the following disclosure is added to the sub-section entitled “Principal Risks” within the summary section of the Prospectus for Highland/iBoxx Senior Loan ETF:

Stop Order Risk. During periods of high market volatility, a Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with a brokerage order, a shareholder may be able to limit the size of the loss resulting from the execution of an ill-timed stop order, although no assurance can be given that inclusion of limit criteria will benefit the shareholder.

Description of Risks

Effective immediately, the following disclosure is added to the section entitled “Description of Risks” beginning on page 13 of the Prospectus for Highland/iBoxx Senior Loan ETF:

Stop Order Risk. During periods of high market volatility, a Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with a brokerage order, a shareholder may be able to limit the size of the loss resulting from the execution of an ill-timed stop order, although no assurance can be given that inclusion of limit criteria will benefit the shareholder.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE.

HFI-SUP-06/19/17

HIGHLAND FUNDS I

Highland/iBoxx Senior Loan ETF

(the “Fund”)

Supplement dated June 19, 2017 to the Statement of Additional Information (“SAI”) for the Fund, dated October 31, 2016, as supplemented and amended from time to time.

This supplement provides new and additional information beyond that contained in the SAI for the Fund and should be read in conjunction with the SAI.

Effective immediately, Mark Okada and Allan Smallwood will replace Chris Mawn as the portfolio managers for the Fund.

Effective immediately, all references to Chris Mawn are hereby deleted.

Information Regarding Portfolio Managers

Effective immediately, the first paragraph under the section entitled “INFORMATION REGARDING PORTFOLIO MANAGER” beginning on page 35 is deleted in its entirety and replaced with the following:

The portfolio managers of Highland/iBoxx Senior Loan ETF are Mark Okada and Allan Smallwood. The following table provides information about funds and accounts, other than the Fund, for which the portfolio managers are primarily responsible for the day-to-day portfolio management.

Effectively immediately, the table appearing on page 35 in the section entitled “INFORMATION REGARDING PORTFOLIO MANAGERS” is deleted in its entirety and replaced with the following:

As of May 31, 2017, Mark Okada managed the following other client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	1	$873.32	0	$0
Other Pooled Investment Vehicles:	1	$10.92	1	$10.92
Other Accounts:	0	$0	0	$0

As of May 31, 2017, Allan Smallwood managed the following other client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Ownership of Securities

Effective immediately, the first paragraph under the section entitled “Ownership of Securities” on page 37 is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by the portfolio managers. This information is provided as of June 16, 2017.

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Mark Okada	Highland/iBoxx Senior Loan ETF	$100,001 - $500,000
Allan Smallwood	Highland/iBoxx Senior Loan ETF	$50,001 - $100,000

Borrowing

Effective immediately, the section entitled “Borrowing” on page 17 is deleted in its entirety and replaced with the following:

Expedited Settlement Agreement

The Fund has entered into an Expedited Settlement Agreement with a major dealer in the floating rate loan market, pursuant to which the Fund has the right to designate certain loans it sells to the dealer to settle on or prior to three days from the trade date in exchange for a quarterly fee (the “Agreement”). This Agreement is designed to reduce settlement times from the standard seven days to three days for eligible loans.

While the Agreement is intended to provide the Fund with additional liquidity with respect to such loans, and may not represent the exclusive method of expedited settlement of such loans, no assurance can be given that the Agreement or other methods for expediting settlements will provide the Fund with sufficient liquidity in the event of abnormally large redemptions.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE

HFI-SUP-06/19/17